Earnings per share (Restated) (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In millions of U.S. dollars)	Year ended December 31,
	2016	2015	2014
		Restated	Restated
Net loss attributable to shareholders	(66.8)	(73.0)	(316.4)
Effect of dilution	—	—	—
Diluted net income attributable to stockholders	(66.8)	(73.0)	(316.4)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In millions of U.S. dollars)	Year ended December 31,
	2016	2015	2014
			Restated*
Basic loss per share:
Weighted average number of common shares outstanding	24.1	24.1	24.0

Diluted loss per share:
Weighted average number of common shares outstanding	24.1	24.1	24.0
Effect of dilution	—	—	—
Diluted numbers of shares	24.1	24.1	24.0

Basic loss per share (U.S. dollars)	(2.77)	(3.03)	(13.18)
Diluted loss per share (U.S. dollars)	(2.77)	(3.03)	(13.18)

* As a result of the 1 for 10 reverse stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to Note 17 "Common Share Capital" for more information.